Business Combination (Details) $ in Thousands	Jul. 29, 2024 USD ($)
Business Combination [Line Items]
Cash consideration	$ 8,000,000
Bondly HK [Member]
Business Combination [Line Items]
Acquired equity interest percentage	60.00%